CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 3,249,642	R$ 6,164,997
Consumers, concessionaires and licensees	4,301,283	3,765,893
Dividend and interest on capital	56,145	73,328
Income tax and social contribution recoverable	88,802	143,943
Taxes recoverable	306,244	259,905
Derivatives	444,029	163,241
Sector financial asset	210,834	0
Concession financial asset	23,736	10,700
Other receivables	900,498	797,181
TOTAL CURRENT ASSETS	9,581,212	11,379,187
NONCURRENT ASSETS
Consumers, concessionaires and licensees	236,539	203,185
Associates, subsidiaries and parent company	8,612	47,631
Escrow deposits	839,990	550,072
Income tax and social contribution recoverable	61,464	65,535
Taxes recoverable	171,980	132,751
Sector financial assets	355,003	0
Derivatives	203,901	641,357
Deferred tax assets	943,199	922,858
Concession financial asset	6,545,668	5,363,144
Investments at cost	116,654	116,654
Other receivables	840,192	766,253
Investments	1,001,550	1,493,753
Property, plant and equipment	9,787,125	9,712,998
Intangible assets	10,589,824	10,775,613
TOTAL NONCURRENT ASSETS	31,701,701	30,791,805
TOTAL ASSETS	41,282,912	42,170,992
CURRENT LIABILITIES
Trade payables	3,296,870	2,728,130
Borrowings	3,589,607	1,875,648
Debentures	1,703,073	1,547,275
Private pension plan	60,801	33,209
Regulatory charges	581,600	366,078
Income tax and social contribution payable	81,457	57,227
Taxes, fees and contributions	628,846	624,317
Dividend	297,744	232,851
Estimated payroll	116,080	131,707
Derivatives	10,230	6,055
Sector financial liability	40,111	597,515
Use of public asset	10,965	10,857
Other payables	961,306	807,623
TOTAL CURRENT LIABILITIES	11,378,688	9,018,492
NONCURRENT LIABILITIES
Trade payables	128,438	129,781
Borrowings	7,402,450	11,168,394
Debentures	7,473,454	7,452,672
Private pension plan	880,360	1,019,233
Taxes, fees and contributions	18,839	26,814
Deferred tax liabilities	1,249,591	1,324,134
Provision for tax, civil and labor risks	961,134	833,276
Derivatives	84,576	112,207
Sector financial liability	8,385	317,406
Use of public asset	83,766	86,624
Other payables	426,890	309,292
TOTAL NONCURRENT LIABILITIES	18,717,881	22,779,832
EQUITY
Issued capital	5,741,284	5,741,284
Capital reserves	468,014	468,014
Legal reserve	798,090	739,102
Statutory reserve - concession financial asset	826,600	702,928
Statutory reserve - working capital improvement	1,292,046	545,505
Additional dividend proposed	0	7,820
Accumulated other comprehensive income	(164,506)	(234,633)
Total shareholders' equity attributable to owners of the Company	8,961,528	7,970,021
Equity attributable to noncontrolling interests	2,224,816	2,402,648
TOTAL EQUITY	11,186,344	10,372,668
TOTAL LIABILITIES AND EQUITY	R$ 41,282,912	R$ 42,170,992